Financial result, net (Tables)	12 Months Ended
Dec. 31, 2020
Financial result, net
Schedule of Finance Income Expense Explanatory

	2020	2019	2018
Finance income
Results from financial assets and others	665,310	975,245	745,571
Yields and interests	299,246	481,674	383,624
Gain on derivatives valuation	108,838	—	—
Dividends (1)	44	117,260	—
Gain on sale of equity instruments	—	—	368
Other financial income	27,992	49,157	—
	1,101,430	1,623,336	1,129,563
Finance expenses
Interest (2)	(2,384,342)	(1,894,490)	(2,399,414)
Financial cost of other liabilities (3)	(872,987)	(757,509)	(668,782)
Results from financial assets	(473,598)	(638,767)	(381,445)
Other financial expenses	(198,864)	(43,703)	(62,520)
	(3,929,791)	(3,334,469)	(3,512,161)
Foreign exchange gain net	346,774	40,639	372,223
Financial result net	(2,481,587)	(1,670,494)	(2,010,375)
(1)

In 2007, Arrendadora Financiera Internacional Bolivariana (AFIB) and Ecopetrol S.A. signed an agreement to constitute a trust fund, in which Invercolsa deposited dividends corresponding to 8.53%  of the participation in dispute, regarding the shares acquired by Fernando Londoño. In 2019, as a result of the sentence of the Supreme Court of Justice, Ecopetrol received the amount of dividends that were in that trust.

(2)

As of December 31, 2020, borrowing costs for the financing of developing natural resources and property, plant and equipment of COP$247,501 (2019 – COP$248,139 and 2018 – COP$200,833) were capitalized.

Includes the financial expense of the asset retirement obligations and the liabilities for post–employment benefits.